Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks — 96.0%
Consumer Discretionary — 9.0%
Retail — 9.0%
5,000	AutoZone, Inc. *	$4,230,000
4,900	Domino's Pizza, Inc.	1,587,943
5,200	O'Reilly Automotive, Inc. *	1,565,460
72,800	TJX Companies, Inc. (The)	3,480,568
		10,863,971
Consumer Staples — 6.9%
Food — 2.2%
21,500	J&J Snack Foods Corp.	2,601,500
Household Products — 3.3%
61,600	Church & Dwight Co., Inc.	3,953,488
Retail — 1.4%
13,100	Casey's General Stores, Inc.	1,735,619
		8,290,607
Financials — 4.6%
Insurance — 4.6%
3,000	Alleghany Corp.	1,657,050
15,000	American Financial Group, Inc.	1,051,200
10,200	Arch Capital Group, Ltd. *	290,292
10,000	Berkley (W.R.) Corp.	521,700
13,500	RenaissanceRe Holdings, Ltd.	2,015,820
		5,536,062
Healthcare — 11.2%
Electronics — 4.3%
7,400	Mettler-Toledo International, Inc. *	5,109,774
Healthcare Products — 6.2%
2,600	Cooper Cos., Inc. (The)	716,742
10,700	DENTSPLY SIRONA, Inc.	415,481
30,600	Henry Schein, Inc. *	1,545,912
20,000	IDEXX Laboratories, Inc. *	4,844,800
		7,522,935
Healthcare Services — 0.7%
2,000	Chemed Corp.	866,400
		13,499,109
Industrials — 36.7%
Aerospace & Defense — 9.2%
41,033	HEICO Corp.	3,061,472
7,000	Northrop Grumman Corp.	2,117,850
6,000	Spirit AeroSystems Holdings, Inc. Class A	143,580
15,500	Teledyne Technologies, Inc. *	4,607,685
3,600	TransDigm Group, Inc.	1,152,684
		11,083,271

Commercial Services — 9.4%
3,000	Cintas Corp.	519,660
20,500	Equifax, Inc.	2,448,725
27,030	IHS Markit, Ltd.	1,621,800
187,000	Rollins, Inc. (1)	6,758,180
		11,348,365

Electrical Equipment — 2.7%
45,000	AMETEK, Inc.	3,240,900

Electronics — 4.0%
15,400	Roper Technologies, Inc.	4,801,874

Environmental Control — 4.9%
26,000	Republic Services, Inc.	1,951,560
51,300	Waste Connections, Inc.	3,975,750
		5,927,310
Housewares — 2.0%
38,000	Toro Co. (The)	2,473,420
Machinery Diversified — 2.2%
19,200	IDEX Corp.	2,651,712
Miscellaneous Manufacturers — 1.6%
16,000	Carlisle Companies, Inc.	2,004,480
Transportation — 0.7%
9,000	J.B. Hunt Transport Services, Inc.	830,070
		44,361,402
Information Technology — 17.4%
Commercial Services — 1.7%
4,700	Automatic Data Processing, Inc.	642,396
6,900	Gartner, Inc. *	687,033
7,500	WEX, Inc. *	784,125
		2,113,554
Electronics — 1.1%
17,600	Amphenol Corp. Class A	1,282,688
Software — 14.6%
15,800	ANSYS, Inc. *	3,673,026
5,500	Blackbaud, Inc.	305,525
16,900	Broadridge Financial Solutions, Inc.	1,602,627
25,000	Cadence Design Systems, Inc. *	1,651,000
5,200	Fair Isaac Corp. *	1,599,988
51,200	Fiserv, Inc. *	4,863,488
5,000	Jack Henry & Associates, Inc.	776,200
49,600	Open Text Corp.	1,732,032
4,900	Tyler Technologies, Inc. *	1,453,144
		17,657,030
		21,053,272

Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2020 (Unaudited)

Shares		Value
Materials — 8.4%
Chemicals — 4.4%
17,000	Ecolab, Inc.	2,649,110
32,600	FMC Corp.	2,663,094
		5,312,204
Miscellaneous Manufacturers — 1.7%
21,000	AptarGroup, Inc.	2,090,340
Packaging & Containers — 2.3%
42,400	Ball Corp.	2,741,584
		10,144,128
Real Estate — 1.8%
REITS — 1.8%
8,000	American Tower Corp. REIT	1,742,000
8,000	Equity Lifestyle Properties, Inc. REIT	459,840
		2,201,840
Total Common Stocks (Cost $57,914,395)		115,950,391

Short-Term Investments — 4.0%
Money Market Funds — 4.0%
330	State Street Institutional Liquid Reserves Fund, Premier Class, 0.812% (2)	330
4,823,843	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (2)	4,823,843
		4,824,173
Total Short-Term Investments (Cost $4,823,843)		4,824,173
Total Investments — 100.0% (Cost $62,738,238)		$120,774,564
Excess of Liabilities Over Cash And Other Assets —0.0%		(26,216)
Net Assets (3) —100.0%		$120,748,348

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2020, the market value of the securities on loan was $4,569,686.
(2)	Rate reflects 7 day yield as of March 31, 2020.
(3)	For federal income tax purposes, the aggregate cost was $62,738,238, aggregate gross unrealized appreciation was $62,810,147, aggregate gross unrealized depreciation was $4,773,821 and the net unrealized appreciation was $58,036,326.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$115,950,391	$—	$—	$115,950,391
Short-Term Investments	4,824,173	—	—	4,824,173
Total Investments in Securities	$120,774,564	$—	$—	$120,774,564

*	See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.